Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses and other current assets

(8) Prepaid expenses and other current assets

Prepaid expenses as of 31 December 2021 mainly relate to prepayments for insurance premiums. The other current assets mainly comprise VAT-related receivables of k€ 14,943 (31 December 2020: k€ 14,657).

	31 Dec	31 Dec
	2021	2020
	k€	k€
Prepaid expenses	19,210	9,258
Other	20,685	21,146
Total prepaid expenses and other current assets	39,895	30,404